Stockholders’ Equity (Details) - Schedule of assumptions options granted - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) - Schedule of assumptions options granted [Line Items]
Expected dividends	0.00%	0.00%	0.00%
Expected life of warrant	5 years 6 months		5 years
Minimum [Member]
Stockholders’ Equity (Details) - Schedule of assumptions options granted [Line Items]
Exercise price (in Dollars per share)	$ 3	$ 4.5	$ 4.5
Expected volatility	169.00%	232.10%	234.03%
Risk free interest rate		0.82%	0.21%
Expected life of warrant		5 years
Maximum [Member]
Stockholders’ Equity (Details) - Schedule of assumptions options granted [Line Items]
Exercise price (in Dollars per share)	$ 6	$ 5.4	$ 18
Expected volatility	75.00%	237.14%	247.00%
Risk free interest rate		0.89%	1.63%
Expected life of warrant		5 years 6 months